UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA             11/4/2011
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                15

Form 13F Information Table Value Total:           119,570

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
ATLAS ENERGY LP               COM               04930A104      27,149     1,266,750                     1,225,000          41,750
ATLAS PIPELINE PRTNRS LPUNITS COM               49392103        1,754        58,732                        58,732
BEAR CREEK MINING CORP        COM               07380N104      17,127     4,246,595                     3,878,800         367,795
CHESAPEAKE ENERGY OKLA        COM               165167BW6         530        20,750                                        20,750
COEUR D'ALENE MINES CORP      COM               192108AQ1      45,714     1,998,035                     1,881,800         116,235
COMSTOCK RES INC NEW COM      COM               205768203         388        25,090                                        25,090
CONSOL ENERGY INC    COM      COM               20854P109         774        22,825                                        22,825
DIGITALGLOBE INC              COM               25389M877         798        41,090                                        41,090
EL PASO CORPORATION           COM               28336L109         812        46,435                                        46,435
GEOYEYE INC                   COM               37250W108         790        27,870                                        27,870
HECLA MINING CO               COM               422704106      13,397     2,331,435                     2,125,500         205,935
NEW GOLD INC CDA              COM               644535106       1,581       153,670                             -         153,670
NII HLDGS INC      CL B       COM               62913F201         610        22,625                                        22,625
PRIMERO MINING          CORP  COM               74164W106       7,470     2,543,685                     2,319,400         224,285
ULTRA PETROLEUM CORP          COM               903914109         675        24,365                                        24,365



